Business Combinations - Summary of Fair Value of Net Assets Acquired (Detail) - CVI Refrigerantes Ltda. $ in Millions	Jan. 24, 2022 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total current assets, including cash acquired	$ 615
Total non-current assets	972
Distribution rights	894
Total assets	2,481
Total liabilities	(731)
Net assets acquired	1,750
Goodwill arising on acquisition	197
Total consideration transferred	1,947
Consideration not paid on acquisition date	(186)
Consideration paid in acquisition date, net	1,761
Cash acquired of CVI	104
Net cash paid	$ 1,657